Subsequent Events (Details Textual) (USD $)	6 Months Ended		12 Months Ended		30 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 28, 2013 Subsequent Event [Member]	Mar. 22, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jan. 18, 2013 Rampant Dragon Llc [Member] Subsequent Event [Member]	Jan. 18, 2013 Bbs Capital Fund Lp [Member] Subsequent Event [Member]	Jan. 18, 2013 Hauser Holdings Llc [Member] Subsequent Event [Member]
Repayments of Convertible Debt										$ 15,000	$ 42,000	$ 42,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								2,829,535
Stock Repurchase Program Share Price								$ 8.22
Stock Repurchased During Period, Shares				665,000				2,303,899
Purchase of shares under 10b5-1 plan	5,189,108	0	0	5,189,108	5,189,108	18,927,300
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased							2,164,226
Stock Repurchase Program, Remaining Authorized Repurchase Amount							$ 9,345,772
Stock Repurchase Program, Shareholder's Share After Repurchase							46.20%
Dividends Payable, Date Declared									Apr. 03, 2013
Dividends Payable, Amount Per Share									$ 0.10
Dividends Payable, Date of Record									Apr. 15, 2013
Dividends Payable, Date to be Paid									Apr. 25, 2013